Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2019
Parent Company Only Condensed Financial Information
Parent Company Only Condensed Financial Information

22.  Parent Company Only Condensed Financial Information

Condensed balance sheets

	As of December 31,
	2018	2019
	RMB	RMB	US$
ASSETS
Current Assets
Cash and cash equivalents	—	446	64
Prepayments and other current assets	—	56,293	8,086
Total current assets	—	56,739	8,150
Total Assets	—	56,739	8,150

LIABILITIES AND SHAREHOLDERS’ DEFICIT
Current Liabilities
Accrued expenses and other liabilities	—	17,499	2,154
Amounts due to related parties	—	36,126	5,189
Total current liabilities	—	53,625	7,703

Non-current Liabilities
Amounts due to related parties	—	12,822	1,842
Loss in excess of investments in subsidiaries, the VIEs and subsidiary of the VIE	61,625	206,789	29,703
Total non-current liabilities	61,625	219,611	31,545
Total Liabilities	61,625	273,236	39,248

Shareholders’ deficit
Ordinary shares (par value of US$0.00005 per share; 1,000,000,000 shares authorized; 310,627,024 shares issued and outstanding as of December 31, 2018 and 2019, respectively)	98	98	14
Additional paid-in capital	498,626	537,618	77,223
Accumulated other comprehensive loss	—	(316)	(45)
Accumulated deficit	(560,349)	(753,897)	(108,290)
Total shareholders’ deficit	(61,625)	(216,497)	(31,098)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	—	56,739	8,150

Condensed statements of comprehensive loss

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$

Sales and marketing expenses	—	(7,942)	(6,860)	(986)
General and administrative expenses	—	(109,956)	(38,428)	(5,519)
Research and development expenses	—	(6,124)	(3,359)	(482)
Total operating expenses	—	(124,022)	(48,647)	(6,987)

Operating loss	—	(124,022)	(48,647)	(6,987)

Foreign exchange income	—	—	262	38
Share of losses from subsidiaries, the VIEs and subsidiary of the VIE	(107,807)	(130,617)	(145,163)	(20,852)
Loss before income tax	(107,807)	(254,639)	(193,548)	(27,801)
Income tax expenses	—	—	—	—
Net loss	(107,807)	(254,639)	(193,548)	(27,801)

Other comprehensive loss, net of tax of nil
Foreign currency translation difference, net of tax of nil	—	—	316	45
Comprehensive loss	(107,807)	(254,639)	(193,232)	(27,756)

Condensed statements of cash flows

	For the years ended December 31
	2017	2018	2019
	RMB	RMB	RMB	US$
Net cash used in operating activities	—	—	(9,709)	(1,395)
Net cash generated from investing activities	—	—	—	—
Net cash generated from financing activities	—	—	10,155	1,459

Net increase in cash, cash equivalents and restricted cash	—	—	446	64
Cash, cash equivalents and restricted cash at beginning of year	—	—	—	—
Cash, cash equivalents and restricted cash at end of year	—	—	446	64

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company's consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries, the VIEs and subsidiary of the VIE.

The parent company records its investment in its subsidiaries, the VIEs and subsidiary of the VIE under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as "Loss in excess of investments in subsidiaries, the VIEs and subsidiary of the VIE" and their respective profit or loss as "Share of losses from subsidiaries, the VIEs and subsidiary of the VIE" on the condensed statements of comprehensive loss. Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in subsidiaries, the VIEs and subsidiary of the VIE is reduced to zero unless the parent company has guaranteed obligations of the subsidiaries, the VIEs and subsidiary of the VIE or is otherwise committed to provide further financial support. If the subsidiaries, the VIEs and the subsidiary of the VIE subsequently report net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

The parent company's condensed financial statements should be read in conjunction with the Company's consolidated financial statements.